Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	¥ 144,826	¥ 253,707	¥ 134,930
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	6,379	12,669	3,418
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(2,509)	(2,358)	1,307
Net change during the year, Before-tax amount	3,870	10,311	4,725
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(3,309)	(12,145)	(10,647)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	3,260	15,387	2,440
Net change during the year, Before-tax amount	(49)	3,242	(8,207)
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(71,166)	51,860	(13,888)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	15,585	3,460	4,433
Net change during the year, Before-tax amount	(55,581)	55,320	(9,455)
Other Comprehensive Income (Loss), Before-tax amount	93,066	322,580	121,993
Foreign currency translation adjustments, Tax (expense) or benefit	(992)	(2,131)	(1,195)
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(2,225)	(4,312)	(1,004)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	879	613	(456)
Net change during the year, Tax (expense) or benefit	(1,346)	(3,699)	(1,460)
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	1,102	4,594	4,041
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,248)	(5,780)	(714)
Net change during the year, Tax (expense) or benefit	(146)	(1,186)	3,327
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	21,306	(21,614)	(1,738)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(3,710)	(1,037)	(1,594)
Net change during the year, Tax (expense) or benefit	17,596	(22,651)	(3,332)
Other comprehensive income (loss), Tax (expense) or benefit	15,112	(29,667)	(2,660)
Foreign currency translation adjustments, Net-of-tax amount	143,834	251,576	133,735
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	4,154	8,357	2,414
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(1,630)	(1,745)	851
Net change during the year, Net-of-tax amount	2,524	6,612	3,265
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(2,207)	(7,551)	(6,606)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,012	9,607	1,726
Net change during the year, Net-of-tax amount	(195)	2,056	(4,880)
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(49,860)	30,246	(15,626)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	11,875	2,423	2,839
Net change during the year, Net-of-tax amount	(37,985)	32,669	(12,787)
Other comprehensive income (loss), Net-of-tax amount	¥ 108,178	¥ 292,913	¥ 119,333